VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—96.7%
Auto Manufacturers—1.1%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	$ 5,250	$ 2,835
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	930	859
		3,694

Automobile Components—0.9%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,280	1,502
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	2,505	1,621
		3,123

Banks—1.9%
Barclays Bank plc 0.000%, 2/18/25(2)	4,085	4,194
BofA Finance LLC 0.600%, 5/25/27(2)	2,135	2,461
		6,655

Biotechnology—4.1%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	3,390	3,364
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	300	659
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,860	1,722
Insmed, Inc.
1.750%, 1/15/25(2)	2,805	2,600
0.750%, 6/1/28(2)	1,370	1,130
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)(2)	4,110	4,634
		14,109

Commercial Services—5.9%
Affirm Holdings, Inc. 0.000%, 11/15/26	2,205	1,392
Block, Inc.
0.125%, 3/1/25(2)	3,530	3,288
0.000%, 5/1/26(2)	2,385	1,957
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	3,700	2,771
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	1,860	2,028
0.500%, 8/1/27(2)	4,860	4,326
Stride, Inc. 1.125%, 9/1/27(2)	4,220	4,410
		20,172

Computers—3.0%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	1,800	1,870
KBR, Inc. 2.500%, 11/1/23(2)	1,240	2,773
Parsons Corp. 0.250%, 8/15/25(2)	3,340	3,611
	Par Value	Value

Computers—continued
Rapid7, Inc. 0.250%, 3/15/27(2)	$ 2,450	$ 2,189
		10,443

Electric Utilities—2.6%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	790	818
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	2,205	2,212
Southern Co. (The) 144A 3.875%, 12/15/25(1)	5,590	5,760
		8,790

Energy-Alternate Sources—1.8%
Enphase Energy, Inc. 0.000%, 3/1/26(2)	1,710	1,629
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	5,670	4,565
		6,194

Entertainment—3.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28	5,875	4,206
IMAX Corp. 0.500%, 4/1/26	3,920	3,926
Vail Resorts, Inc. 0.000%, 1/1/26(2)	3,810	3,446
		11,578

Financial Services—5.5%
Coinbase Global, Inc. 0.500%, 6/1/26	2,930	1,887
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	5,225	5,364
Goldman Sachs Finance Corp. 0.500%, 12/29/27(3)	5,940	6,052
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(2)	4,490	5,440
		18,743

Food & Beverage—0.6%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)(2)	1,890	1,979
Healthcare-Products—9.3%
Alphatec Holdings, Inc. 0.750%, 8/1/26(2)	2,855	2,932
CONMED Corp. 144A 2.250%, 6/15/27(1)	5,180	5,602
Envista Holdings Corp. 2.375%, 6/1/25(2)	835	1,586
Exact Sciences Corp.
0.375%, 3/15/27(2)	445	405
0.375%, 3/1/28(2)	5,575	4,832
Insulet Corp. 0.375%, 9/1/26(2)	3,100	4,627
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,710	1,941
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)(2)	$ 2,070	$ 2,742
Natera, Inc. 2.250%, 5/1/27(2)	2,305	3,453
Novocure Ltd. 0.000%, 11/1/25(2)	3,120	2,781
Repligen Corp. 0.375%, 7/15/24	630	879
		31,780

Internet—9.8%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	1,805	2,690
Etsy, Inc. 0.125%, 9/1/27(2)	1,780	1,561
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)(2)	2,970	2,611
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,205	2,466
0.375%, 6/1/25	3,340	6,169
Snap, Inc. 0.750%, 8/1/26	2,265	1,952
Uber Technologies, Inc. 0.000%, 12/15/25(2)	2,775	2,414
Wayfair, Inc.
1.125%, 11/1/24	2,505	2,236
1.000%, 8/15/26	1,385	899
144A 3.250%, 9/15/27(1)(2)	1,360	1,142
Zillow Group, Inc.
2.750%, 5/15/25(2)	7,235	7,344
1.375%, 9/1/26(2)	1,665	1,943
		33,427

Leisure Time—4.0%
NCL Corp., Ltd.
5.375%, 8/1/25(2)	805	859
1.125%, 2/15/27	6,930	5,026
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(2)	2,845	2,892
144A 6.000%, 8/15/25(1)(2)	1,140	1,739
Topgolf Callaway Brands Corp. 2.750%, 5/1/26(2)	2,280	3,170
		13,686

Machinery-Diversified—0.8%
Middleby Corp. (The) 1.000%, 9/1/25(2)	2,360	2,857
Media—4.9%
DISH Network Corp. 0.000%, 12/15/25	2,250	1,097
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	6,970	6,886
Liberty Media Corp. 144A 0.500%, 12/1/50(1)(2)	4,755	4,630
	Par Value	Value

Media—continued
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)(2)	$ 3,805	$ 4,031
		16,644

Mining—0.6%
Lithium Americas Corp. 1.750%, 1/15/27	2,575	1,993
Miscellaneous Manufacturing—1.6%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	4,985	5,608
Oil, Gas & Consumable Fuels—3.0%
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)(2)	3,190	3,599
Permian Resources Operating LLC 3.250%, 4/1/28	1,545	2,840
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,675	3,815
		10,254

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	1,720	1,907
Personal Care Product—0.9%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)(2)	3,635	2,972
Pharmaceuticals—5.2%
Dexcom, Inc.
0.750%, 12/1/23(2)	650	1,917
0.250%, 11/15/25(2)	10,535	11,496
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,325	1,510
Revance Therapeutics, Inc. 1.750%, 2/15/27(2)	2,440	2,964
		17,887

Retail—4.5%
Burlington Stores, Inc. 2.250%, 4/15/25(2)	3,995	4,479
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	3,475	4,177
Guess, Inc. 144A 3.750%, 4/15/28(1)	2,770	2,778
Shake Shack, Inc. 0.000%, 3/1/28	5,455	4,046
		15,480

Semiconductors—3.9%
Impinj, Inc. 1.125%, 5/15/27(2)	310	334
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	2,195	2,107
Microchip Technology, Inc. 0.125%, 11/15/24	1,770	1,875

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 5,220	$ 5,027
Silicon Laboratories, Inc. 0.625%, 6/15/25	845	1,013
Wolfspeed, Inc. 0.250%, 2/15/28	4,090	2,964
		13,320

Software—16.1%
Bentley Systems, Inc. 0.125%, 1/15/26(2)	5,385	5,066
BILL Holdings, Inc. 0.000%, 12/1/25(2)	3,435	3,136
Cerence, Inc. 3.000%, 6/1/25	1,815	1,863
Cloudflare, Inc. 0.000%, 8/15/26(2)	3,210	2,648
Confluent, Inc. 0.000%, 1/15/27	2,735	2,166
Datadog, Inc. 0.125%, 6/15/25(2)	2,210	2,303
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	855	668
Envestnet, Inc. 144A 2.625%, 12/1/27(1)(2)	4,175	4,555
Evolent Health, Inc. 1.500%, 10/15/25	4,010	5,122
Five9, Inc. 0.500%, 6/1/25(2)	2,490	2,291
HubSpot, Inc. 0.375%, 6/1/25(2)	1,835	2,850
MicroStrategy, Inc. 0.750%, 12/15/25	1,535	1,590
Model N, Inc. 144A 1.875%, 3/15/28(1)	555	540
MongoDB, Inc. 0.250%, 1/15/26(2)	1,715	2,257
PagerDuty, Inc. 1.250%, 7/1/25(2)	3,475	3,674
Splunk, Inc.
1.125%, 9/15/25(2)	2,640	2,491
1.125%, 6/15/27(2)	4,595	3,929
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	5,375	5,395
Workiva, Inc. 1.125%, 8/15/26(2)	2,080	2,747
		55,291

Telecommunications—0.8%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	2,750	2,666
Total Convertible Bonds and Notes (Identified Cost $339,866)		331,252

Corporate Bonds and Notes—63.0%
Aerospace & Defense—2.6%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	2,295	2,257
	Par Value	Value

Aerospace & Defense—continued
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	$ 1,625	$ 1,747
TransDigm, Inc. 144A 6.750%, 8/15/28(1)(2)	3,495	3,549
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,170	1,186
		8,739

Auto Manufacturers—1.4%
Ford Motor Co.
9.625%, 4/22/30(2)	2,205	2,564
7.450%, 7/16/31	1,700	1,789
6.100%, 8/19/32	605	577
		4,930

Automobile Components—2.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	1,280	1,186
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,010	3,028
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(2)	1,270	1,300
5.250%, 7/15/31	1,395	1,203
		6,717

Building Materials—1.2%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	2,445	2,432
Griffon Corp. 5.750%, 3/1/28(2)	1,900	1,753
		4,185

Chemicals—0.3%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	1,340	1,191
Commercial Services—3.1%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	2,050	1,781
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	2,060	1,869
Deluxe Corp. 144A 8.000%, 6/1/29(1)(2)	770	595
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,315	1,256
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	2,130	1,742
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	2,000	1,807
United Rentals North America, Inc. 5.250%, 1/15/30(2)	1,530	1,480
		10,530

Computers—0.7%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,390	1,154

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Computers—continued
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	$ 1,375	$ 1,189
		2,343

Containers & Packaging—2.2%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	1,330	1,310
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	1,810	1,836
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	2,460	2,468
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	1,830	1,767
		7,381

Diversified REITS—1.4%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	2,820	2,597
Service Properties Trust 7.500%, 9/15/25(2)	2,360	2,312
		4,909

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30(2)	1,975	1,820
Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	2,560	2,628
Electronics—0.9%
Coherent Corp. 144A 5.000%, 12/15/29(1)	1,980	1,783
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	1,210	1,188
		2,971

Entertainment—4.5%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	4,165	4,249
144A 7.000%, 2/15/30(1)	1,215	1,226
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,225	1,181
International Game Technology plc 144A 6.250%, 1/15/27(1)(2)	1,185	1,201
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,720	1,981
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	1,915	1,937
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(2)	1,215	1,212
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	2,825	2,543
		15,530

Environmental Services—0.8%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	2,770	2,578
	Par Value	Value

Financial Services—1.7%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	$ 1,400	$ 1,250
144A 5.750%, 11/15/31(1)	730	607
Navient Corp. 6.750%, 6/15/26(2)	2,340	2,279
OneMain Finance Corp. 8.250%, 10/1/23(2)	565	566
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	1,205	1,202
		5,904

Food & Beverage—1.7%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)(2)	2,750	2,695
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	2,625	2,497
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)(2)	625	516
		5,708

Healthcare-Products—0.5%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,005	1,734
Healthcare-Services—1.4%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	1,380	1,351
Tenet Healthcare Corp. 6.125%, 10/1/28	3,700	3,590
		4,941

Hotel & Resort REITs—0.7%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)(2)	1,340	1,236
144A 4.875%, 5/15/29(1)(2)	1,450	1,254
		2,490

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)	1,750	1,729
Internet—2.1%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,905	2,918
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	1,125	1,153
144A 7.500%, 9/15/27(1)(2)	1,900	1,960
144A 6.250%, 1/15/28(1)(2)	1,295	1,307
		7,338

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	2,710	2,439
Leisure Time—2.9%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	3,390	3,539

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
144A 10.500%, 6/1/30(1)	$ 1,180	$ 1,120
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	1,820	1,831
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	545	578
144A 11.625%, 8/15/27(1)(2)	2,545	2,707
		9,775

Lodging—1.1%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	2,645	2,394
MGM Resorts International 4.750%, 10/15/28(2)	1,480	1,384
		3,778

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	2,215	2,060
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	2,385	2,457
Media—6.5%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	2,445	2,324
144A 7.375%, 3/1/31(1)(2)	3,045	2,984
CSC Holdings LLC 144A 7.500%, 4/1/28(1)(2)	2,245	1,403
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	2,160	1,896
DISH Network Corp. 144A 11.750%, 11/15/27(1)(2)	2,935	2,772
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	2,620	2,121
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	2,120	1,991
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	1,555	1,081
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	2,240	1,891
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,239
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	2,605	2,392
		22,094

Mining—0.7%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	2,470	2,310
Oil, Gas & Consumable Fuels—4.9%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	1,126	1,153
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	1,710	1,687
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	2,340	2,279
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	$ 2,335	$ 2,253
Occidental Petroleum Corp. 6.625%, 9/1/30(2)	1,720	1,836
SM Energy Co. 6.500%, 7/15/28(2)	2,360	2,236
Sunoco LP 4.500%, 4/30/30	730	652
USA Compression Partners LP 6.875%, 9/1/27(2)	2,285	2,224
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	2,440	2,485
		16,805

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29(2)	645	539
144A 5.125%, 2/1/29(1)(2)	1,470	1,227
		1,766

Passenger Airlines—1.1%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	2,080	2,288
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	1,395	1,471
		3,759

Personal Care Product—0.6%
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,165	2,159
Pharmaceuticals—1.2%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	2,005	1,843
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	2,720	2,423
		4,266

Pipelines—3.2%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	1,405	1,316
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	3,155	2,974
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	2,355	2,286
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	2,150	2,061
NuStar Logistics LP 6.375%, 10/1/30(2)	2,500	2,407
		11,044

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	1,509
Retail—2.3%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	725	645

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	$ 3,100	$ 2,976
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	680	604
144A 6.125%, 3/15/32(1)	1,390	1,217
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	2,765	2,414
		7,856

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	1,170	1,171
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	1,925	1,830
		3,001

Software—1.0%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)	1,755	1,706
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,910	1,720
		3,426

Telecommunications—2.2%
CommScope, Inc. 144A 6.000%, 3/1/26(1)(2)	1,655	1,581
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)(2)	1,295	1,137
144A 8.750%, 5/15/30(1)(2)	2,330	2,305
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	2,610	2,465
		7,488

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)(2)	1,500	1,562
Total Corporate Bonds and Notes (Identified Cost $226,591)		215,850

	Shares
Convertible Preferred Stocks—9.5%
Automobile Components—0.7%
Aptiv plc Series A, 5.500%	20,445	2,314
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	8,575	10,016
Capital Markets—0.8%
KKR & Co., Inc. Series C, 6.000%	42,265	2,700
Electric Utilities—1.7%
NextEra Energy, Inc., 6.926%	65,430	3,097
PG&E Corp., 5.500%	19,785	2,966
		6,063

	Shares	Value

Healthcare Equipment & Supplies—1.3%
Boston Scientific Corp. Series A, 5.500%	34,990	$ 4,399
Machinery—1.4%
Chart Industries, Inc. Series B, 6.750%	42,105	2,361
RBC Bearings, Inc. Series A, 5.000%	21,885	2,418
		4,779

Telecommunications—0.7%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	2,160	2,515
Total Convertible Preferred Stocks (Identified Cost $25,143)		32,786

Preferred Stock—0.3%
Entertainment—0.3%
LiveStyle, Inc. Series B (3)(4)(5)	12,300	965
Total Preferred Stock (Identified Cost $1,206)		965

Common Stocks—1.4%
Banks—1.0%
CCF Holdings LLC (3)(4)	7,808,320	3,046
CCF Holdings LLC Class M(3)(4)	879,959	343
		3,389

Commercial Services & Supplies—0.3%
GFL Environmental, Inc.	30,800	1,118
Consumer Finance—0.1%
Erickson, Inc.(3)(4)	8,295	267
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	90,407	—
Total Common Stocks (Identified Cost $30,849)		4,774

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC, 4/1/24(3)(4)	1,455,681	248
Media—0.0%
Tenerity, Inc., 4/1/24(3)(4)(5)	15,602	—
Total Warrants (Identified Cost $3,080)		248

Total Long-Term Investments—171.0% (Identified Cost $626,735)		585,875

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—6.7%
Money Market Mutual Fund—6.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(6)	22,951,196	$ 22,951
Total Short-Term Investment (Identified Cost $22,951)		22,951

TOTAL INVESTMENTS—177.7% (Identified Cost $649,686)		$608,826
Other assets and liabilities, net—(48.5)%		(166,266)
Preferred Shares—(29.2)%		(100,000)
NET ASSETS—100.0%		$342,560

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $279,295 or 81.5% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $286,730.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
United Kingdom	2
Canada	2
Bermuda	2
Liberia	1
Panama	1
Total	100%
† % of total investments as of April 30, 2023.

The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$215,850	$—	$215,850	$—
Convertible Bonds and Notes	331,252	—	325,200	6,052
Equity Securities:
Convertible Preferred Stocks	32,786	30,271	2,515	—
Common Stocks	4,774	1,118	—	3,656(1)
Preferred Stock	965	—	—	965
Warrants	248	—	—	248(1)
Money Market Mutual Fund	22,951	22,951	—	—
Total Investments	$608,826	$54,340	$543,565	$10,921

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2023:	$ 13,284	$ 6,210	$ 5,596	$ 925	$ 553(a)
Net change in unrealized appreciation (depreciation)(b)	(2,363)	(158)	(1,940)	40	(305)
Balance as of April 30, 2023	$ 10,921	$ 6,052	$ 3,656(a)	$ 965	$ 248(a)
(a)Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $(2,363).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2023:
Investments in Securities – Assets	Ending Balance at April 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$965	Discounted cash flows liquidation approach	Discount rate	23.89% (23.67% - 24.03%)

Common Stocks:
CCF Holdings LLC	$3,046	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$343	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

Erickson, Inc.	$267	Market and Company Comparables	EV Multiples	1.14x (0.57x - 2.94x)
				14.15x (10.45x - 16.97x)
				1.04x (0.43x - 1.69x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$248	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	50.27%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.